Submission	Aug. 27, 2024
Submission [Line Items]
Central Index Key	0001500234
Registrant Name	Ironwood Multi-Strategy Fund LLC
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES